Revenue - Schedule of Income by Geography (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Israel [Member]
Schedule of Income by Geography [Line Items]
Percentage of income by geography	30.00%	65.00%
U.S. & Canada [Member]
Schedule of Income by Geography [Line Items]
Percentage of income by geography	50.00%	30.00%
Rest of the world [Member]
Schedule of Income by Geography [Line Items]
Percentage of income by geography	20.00%	5.00%